Fair Value of Assets and Liabilities Acquired (Parenthetical) (Detail)	Dec. 20, 2012
Business Acquisition [Line Items]
Percentage of control premium	12.00%
Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired	50.10%
Net ownership percentage by Noncontrolling owners	49.90%